PEAR TREE FUNDS

Supplement
to
Prospectus, Statement of Additional Information, and Summary Prospectus
Dated August 1, 2015

PEAR TREE POLARIS SMALL CAP FUND
(formerly Pear Tree Columbia Small Cap Fund)

Ordinary Shares (Ticker Symbol: USBNX)
Institutional Shares (Ticker Symbol: QBNAX)

June 20, 2016

Jason Crawshaw has been added as an Assistant Portfolio Manager to the Investment Team that manages Pear Tree Polaris Small Cap Fund (“Small Cap Fund”).  Please note the following changes to Small Cap Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated August 1, 2015:

1. Summary Prospectus and Prospectus.

“Management” in the Summary Prospectus and “Portfolio Management” in the Prospectus are revised as follows:

Management

Small Cap Fund is managed by Pear Tree Advisors, Inc. Small Cap Fund is sub-advised by Polaris Capital Management, LLC (“Polaris”). The following employees of Polaris serve as the portfolio managers of Small Cap Fund:
Investment Team	Position at Polaris	Manager of the Fund Since
Bernard R. Horn, Jr.	President and Chief Investment Officer	2015
Jason Crawshaw	Assistant Portfolio Manager	2016
Sumanta Biswas, CFA	Vice President and Assistant Portfolio Manager	2015
Bin Xiao, CFA	Assistant Portfolio Manager	2015

Portfolio Management.

Pear Tree Polaris Small Cap Fund.

Portfolio manager	Portfolio manager experience in this Fund	Primary title(s) with Sub-Adviser, primary role and investment experience
Bernard R. Horn, Jr.	Lead Portfolio Manager since 2015	President and Chief Investment Officer since 1998. Founder and Portfolio Manager since 1995. Investment professional since 1980.
Jason Crawshaw	Since 2016
Assistant Portfolio Manager since 2015.
Analyst with Polaris since 2014.
Investment professional since 1994; 1994 to 1996, First Corp Merchant Bank, Equity Analyst for internal, hedge fund; 1996 to 1997, Coronation Securities, Equity Analyst/Assistant Portfolio Manager for internal hedge fund; 1998 to 2001, Equinox Holdings, Portfolio Manager for long/short small cap equity portfolio; 2002 to 2006, Brait Specialized Funds, Portfolio Manager for long/short small cap equity portfolio; 2007 to 2013, Liberty Square Asset Management, Managing Director and Portfolio Manager for boutique international hedge fund/asset manager.

Sumanta Biswas, CFA	Since 2015
Vice President and Assistant Portfolio Manager since 2004.
Investment professional since 1996; 1996 to 2000 as an officer for the Securities and Exchange Board of India; in 2001 as an intern for Delta Partners; 2002 to 2004 as an Analyst for Polaris.

Bin Xiao, CFA	Since 2015
Assistant Portfolio Manager since  2012
Analyst with Polaris since 2006.
Internship at HSBC Global Investment Banking in 2005, internship at Polaris in 2004/2005. 2002 to 2004 as a software architect and project manager at PNC Financial Service Group (PFPC), following positions as an information systems engineer and software engineer at Vanguard Group and RIT Research Corporation respectively.
MBA MIT’s Sloan School of Management 2006; M.S. degree computer science Rochester Institute of Technology 2000; undergraduate degree Beijing Institute of Technology in China in 1998.

2.	Statement of Additional Information.

“Portfolio Managers” is revised as follows:

Portfolio Managers

The portfolio managers for the Pear Tree Fund are listed below.  In some instances a portfolio manager manages other investment companies and/or investment accounts in addition to the Pear Tree Fund for which he or she serves as portfolio manager. The following tables show, as of March 31, 2016, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The tables also show the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

Pear Tree Polaris Small Cap Fund – Polaris (as of March 31, 2016)

Portfolio Manager:	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bernard R. Horn, Jr.	Registered Investment Companies	7	3.3 billion	None	$0
	Other Pooled Investment Vehicles	11	0.9 billion	None	$0
	Other Accounts	18	2.4 billion	None	$0
Jason Crawshaw**	Registered Investment Companies	7	3.3 billion	None	$0
	Other Pooled Investment Vehicles	11	0.9 billion	None	$0
	Other Accounts	18	2.4 billion	None	$0
Sumanta Biswas, CFA	Registered Investment Companies	7	3.3 billion	None	$0
	Other Pooled Investment Vehicles	11	0.9 billion	None	$0
	Other Accounts	18	2.4 billion	None	$0

Bin Xiao, CFA	Registered Investment Companies	7	3.3 billion	None	$0
	Other Pooled Investment Vehicles	11	0.9 billion	None	$0
	Other Accounts	18	2.4 billion	None	$0

 * For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies, excluding Pear Tree Funds.
**As of May 31, 2016.

The following table shows the dollar range of shares of a Fund that were beneficially owned by each portfolio manager as of March 31, 2015.

Pear Tree Fund (Portfolio Manager)	Dollar Range of Equity Securities Owned

Pear Tree Polaris Small Cap Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.	X
Jason Crawshaw*			X
Sumanta Biswas, CFA	X
Bin Xiao, CPA	X
*As of May 31, 2016.
*     *     *

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